Combined and Consolidated Statements of Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue
Total revenue		$ 25,135,681	$ 25,526,936	$ 32,445,557
Cost of revenues
Total Cost of revenues		17,299,701	18,177,271	18,068,312
Gross profit		7,835,980	7,349,665	14,377,245
Operating expenses:
General and administrative expenses		2,314,051	1,669,958	876,437
Research and development expenses		621,024	601,000
Total operating expenses		2,935,075	2,270,958	876,437
Income from operations		4,900,905	5,078,707	13,500,808
Other income (expense):
Interest income		3,892	307,225	194,576
Interest expense		(1,911,780)	(2,696,117)	(2,718,304)
Other income (expense), net		111,250	450,253	(89,391)
Total other expense, net		(1,796,638)	(1,938,639)	(2,613,119)
Income before income taxes		3,104,267	3,140,068	10,887,689
Provision for income taxes
Net income		3,104,267	3,140,068	10,887,689
Less: Net income attributable to non-controlling interests				16,573
Net income attributable to the Company		$ 3,104,267	$ 3,140,068	$ 10,871,116
Earnings per share – Basic (in Dollars per share)	[1]	$ 0.1	$ 0.1	$ 0.4
Earnings per share – Diluted (in Dollars per share)	[1]	$ 0.1	$ 0.1	$ 0.4
Weighted Average Shares Outstanding – Basic (in Shares)	[1]	25,414,248	24,613,698	24,499,999
Weighted Average Shares Outstanding – Diluted (in Shares)	[1]	25,414,248	24,613,698	24,499,999
Time charter revenue | Third Parties
Revenue
Total revenue			$ 7,332,097	$ 13,043,409
Time charter revenue | Related Party
Revenue
Total revenue		19,306,369	12,281,701	13,999,534
Vessel management services revenue | Third Parties
Revenue
Total revenue		1,761,184	1,879,943	557,726
Vessel management services revenue | Related Party
Revenue
Total revenue		4,068,128	4,033,195	4,844,888
Cost of time charter revenue
Cost of revenues
Total Cost of revenues		12,172,641	12,958,301	13,151,715
Cost of vessel management services revenue
Cost of revenues
Total Cost of revenues		$ 5,127,060	$ 5,218,970	$ 4,916,597

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 12.